Other investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Other investments
Available-for-sale debt securities, Original cost	¥ 94,438		¥ 40,438
Other investments, Original cost	3,354,724		3,070,508
Equity investments with readily determinable fair value, Unrealized gains (loss)	(18,054)	$ (2,543)	546,031	¥ 85,685
Other investments, Unrealized gains (loss)	84,673		133,904
Available-for-sale debt securities, Accumulated impairment	(35,073)		(35,073)
Other investments, Accumulated impairment	(609,911)		(590,806)
Available-for-sale debt securities, Translation difference	135		135
Other investments, Translation difference	86,703		46,699
Available-for-sale debt securities, Estimated Fair value	59,500		5,500
Other Investments, Estimated Fair value	2,916,189		2,660,305		$ 410,737
Gain on disposal of the investment			304,570
Dividend income			19,919
Equity investments with readily determinable fair value
Other investments
Equity investments with readily determinable fair value, Original cost	223,852		223,852
Equity investments with readily determinable fair value, Unrealized gains (loss)	(168,354)		(145,631)
Equity investments with readily determinable fair value, Accumulated impairment	(48,634)		(48,634)
Equity investments with readily determinable fair value, Translation difference	11,855		11,046
Equity investments with readily determinable fair value, Estimated Fair value	18,719		40,633
Gain on disposal of the investment	0		2,412	42,141
Impairment loss on equity investments with readily determinable fair value	0		0	0
Equity investments with readily determinable fair value cost value	0		4,760	63,826
Revaluation Of Equity Investments With Readily Determinable Fair Value	(22,723)		(62,390)	(116,567)
Dividend income	0		22	222
Equity investments without readily determinable fair value
Other investments
Equity investments without readily determinable fair value, Original cost	3,036,434		2,806,218
Equity investments without readily determinable fair value, Unrealized gains (loss)	253,027		279,535
Equity investments without readily determinable fair value, Accumulated impairment	(526,204)		(507,099)
Equity investments without readily determinable fair value, Translation difference	74,713		35,518
Equity investments without readily determinable fair value, Estimated Fair value	2,837,970		2,614,172
Impairment loss on equity investments without readily determinable fair value	19,105		93,904	378,989
Dividend income	29,790		28,612	179,270
Dividend from other investments as reinvestment	28,526		23,638
Equity securities without readily determinable fair value, net asset value	¥ (25,122)		¥ 275,217	¥ 0